Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	FINISAR CORP
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001094739
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity File Number	000-27999
Entity Tax Identification Number	94-3038428
Entity Address, Address Line One	1389 Moffett Park Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	548-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001
Trading Symbol	FNSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false